Operating Leases (Table)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Future minimum lease payments under noncancellable operating leases
The following schedule summarizes the future minimum lease payments under noncancellable operating leases having initial or remaining terms in excess of one year at December 31, 2014:

2015	$296,875
2016	254,608
2017	204,898
2018	156,495
2019	113,968
Later years	287,929
Total minimum lease payments	$1,314,773